Long-Term Debt Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 1,729,351	$ 1,266,729	$ 1,758,519	$ 1,398,625
2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	226,113
2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	477,823
Thereafter [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 1,025,415